UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Global High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.8%
Consumer Discretionary 19.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,220,000	1,323,700
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	181,200
American Achievement Corp., 144A, 10.875%, 4/15/2016		480,000	420,000
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	856,975
8.375%, 11/15/2020		835,000	912,237
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		975,000	1,046,906
144A, 8.25%, 1/15/2019		870,000	934,162
9.625%, 3/15/2018		470,000	519,938
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		245,000	238,875
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	750,600
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		955,000	996,781
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	125,063
8.0%, 4/15/2020 (b)		115,000	127,363
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		1,430,000	1,435,362
10.0%, 12/15/2018		815,000	527,713
11.25%, 6/1/2017		1,420,000	1,537,150
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		410,000	423,325
CCO Holdings LLC:
6.5%, 4/30/2021		2,075,000	2,246,187
6.625%, 1/31/2022		850,000	924,375
7.0%, 1/15/2019		220,000	241,450
7.375%, 6/1/2020		105,000	116,550
7.875%, 4/30/2018		400,000	436,500
8.125%, 4/30/2020 (b)		270,000	305,100
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,840,000	3,060,100
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,316,528
Clear Channel Communications, Inc., 9.0%, 3/1/2021 (b)		255,000	212,925
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		210,000	196,875
144A, 7.625%, 3/15/2020 (b)		2,165,000	2,072,987
Series A, 9.25%, 12/15/2017		165,000	177,375
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	568,313
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		480,000	465,600
DISH DBS Corp.:
6.75%, 6/1/2021		90,000	98,438
7.875%, 9/1/2019		565,000	656,812
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		735,000	459
Harron Communications LP, 144A, 9.125%, 4/1/2020		265,000	283,550
Hertz Corp.:
6.75%, 4/15/2019 (b)		160,000	168,000
144A, 6.75%, 4/15/2019		410,000	430,500
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		375,000	399,844
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		245,000	258,475
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		970,000	1,082,762
Mediacom LLC:
7.25%, 2/15/2022 (b)		205,000	213,200
9.125%, 8/15/2019		500,000	552,500
MGM Resorts International:
7.5%, 6/1/2016		370,000	382,488
7.625%, 1/15/2017 (b)		1,010,000	1,033,987
144A, 8.625%, 2/1/2019 (b)		1,595,000	1,688,706
10.0%, 11/1/2016 (b)		415,000	458,056
Michaels Stores, Inc., 13.0%, 11/1/2016 (b)		156,000	166,532
National CineMedia LLC:
144A, 6.0%, 4/15/2022		410,000	424,350
7.875%, 7/15/2021		445,000	479,488
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,703,400
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	778,525
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,255,000	1,298,925
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	663,231
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		330,000	370,425
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	536,963
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	447,925
144A, 7.804%, 10/1/2020		700,000	699,566
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		190,000	199,263
Series B, 9.0%, 3/15/2018		1,000,000	1,086,250
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		355,000	355,444
Travelport LLC:
5.092% **, 9/1/2014		520,000	336,700
9.0%, 3/1/2016 (b)		140,000	95,550
UCI International, Inc., 8.625%, 2/15/2019		220,000	224,125
Unitymedia GmbH:
144A, 9.5%, 3/15/2021	EUR	3,000,000	4,106,459
144A, 9.625%, 12/1/2019	EUR	1,525,000	2,078,068
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		825,000	886,875
144A, 8.125%, 12/1/2017	EUR	390,000	517,045
144A, 8.125%, 12/1/2017		2,075,000	2,251,375
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	109,200
144A, 7.875%, 11/1/2020		250,000	269,375
144A, 8.5%, 5/15/2021 (b)		270,000	272,700
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	2,725,000	3,579,156
144A, 9.75%, 4/15/2018	EUR	1,165,000	1,555,256
Videotron Ltee, 5.0%, 7/15/2022 (b)		3,770,000	3,939,650
Visant Corp., 10.0%, 10/1/2017		845,000	851,337
Visteon Corp., 6.75%, 4/15/2019		795,000	773,137
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	639,788

			64,102,075
Consumer Staples 2.1%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	274,050
B&G Foods, Inc., 7.625%, 1/15/2018		390,000	421,200
Central Garden & Pet Co., 8.25%, 3/1/2018		190,000	194,750
Constellation Brands, Inc., 6.0%, 5/1/2022		185,000	204,194
Del Monte Corp., 7.625%, 2/15/2019 (b)		760,000	754,300
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	809,975
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		305,000	303,841
Michael Foods Group, Inc., 9.75%, 7/15/2018		760,000	839,800
NBTY, Inc., 9.0%, 10/1/2018		255,000	283,050
Smithfield Foods, Inc., 6.625%, 8/15/2022 (c)		940,000	975,250
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		350,000	301,437
Tops Holding Corp., 10.125%, 10/15/2015		610,000	646,600
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	275,400
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		740,000	758,500

			7,042,347
Energy 9.8%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		620,000	539,400
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		205,000	178,863
7.25%, 10/1/2020 (b)		200,000	173,500
7.25%, 6/15/2021 (b)		330,000	285,450
Berry Petroleum Co., 6.75%, 11/1/2020		210,000	223,913
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		410,000	437,675
Chaparral Energy, Inc., 8.25%, 9/1/2021		750,000	813,750
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		400,000	391,000
6.875%, 11/15/2020 (b)		1,180,000	1,168,200
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		610,000	614,575
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		265,000	241,150
Cimarex Energy Co., 5.875%, 5/1/2022		480,000	511,200
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,191,750
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	252,000
8.5%, 12/15/2019 (b)		245,000	259,088
CONSOL Energy, Inc.:
6.375%, 3/1/2021		160,000	156,000
8.0%, 4/1/2017		530,000	560,475
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		1,125,000	1,141,875
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		195,000	191,100
8.875%, 2/15/2018		595,000	630,700
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	787,500
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		965,000	949,319
EP Energy LLC:
144A, 6.875%, 5/1/2019		645,000	688,537
144A, 9.375%, 5/1/2020 (b)		300,000	322,875
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	833,250
Forest Oil Corp., 7.25%, 6/15/2019		165,000	159,225
Frontier Oil Corp., 6.875%, 11/15/2018		115,000	121,900
Genesis Energy LP, 7.875%, 12/15/2018		420,000	441,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017 (b)		1,340,000	1,269,650
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		575,000	585,062
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		205,000	214,225
8.25%, 3/15/2018		590,000	628,350
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		305,000	324,825
Linn Energy LLC:
144A, 6.25%, 11/1/2019		1,130,000	1,118,700
144A, 6.5%, 5/15/2019		245,000	244,388
Magnum Hunter Resources Corp., 144A, 9.75%, 5/15/2020		320,000	313,600
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		750,000	767,812
144A, 6.5%, 3/15/2021		425,000	440,937
Murray Energy Corp., 144A, 10.25%, 10/15/2015		785,000	698,650
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		1,030,000	1,040,300
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	307,288
7.25%, 2/1/2019		1,275,000	1,326,000
Offshore Group Investments Ltd., 11.5%, 8/1/2015		555,000	610,500
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		660,000	551,100
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		255,000	255,000
144A, 6.25%, 11/15/2021		295,000	291,313
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,331,625
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044 (b)		785,000	875,275
Plains Exploration & Production Co.:
6.125%, 6/15/2019		440,000	455,400
6.75%, 2/1/2022		1,000,000	1,070,000
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	880,687
SandRidge Energy, Inc., 7.5%, 3/15/2021		465,000	474,300
SESI LLC, 6.375%, 5/1/2019		425,000	451,562
Stone Energy Corp., 8.625%, 2/1/2017		180,000	187,200
Swift Energy Co., 7.875%, 3/1/2022		790,000	805,800
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	975,200

			32,760,019
Financials 20.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		1,175,000	992,875
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017 (b)		885,000	896,062
Ally Financial, Inc.:
5.5%, 2/15/2017		725,000	755,282
6.25%, 12/1/2017		1,015,000	1,097,469
8.0%, 3/15/2020		670,000	796,462
8.0%, 11/1/2031		670,000	802,325
Alrosa Finance SA:
144A, 7.75%, 11/3/2020		2,000,000	2,160,320
144A, 8.875%, 11/17/2014		640,000	709,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		205,000	216,788
7.0%, 5/20/2022		205,000	217,813
Antero Resources Finance Corp.:
7.25%, 8/1/2019		535,000	568,438
9.375%, 12/1/2017		735,000	812,175
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		585,000	609,131
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		941,600	988,680
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		3,000,000	3,135,000
CIT Group, Inc., 5.25%, 3/15/2018		1,065,000	1,127,569
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		1,850,000	1,387,500
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	1,825,000	2,368,981
E*TRADE Financial Corp.:
6.75%, 6/1/2016		1,035,000	1,067,344
12.5%, 11/30/2017		1,428,000	1,635,060
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		415,000	445,606
144A, 5.875%, 1/31/2022		360,000	384,750
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	398,044
Greif Luxembourg Finance SCA, 144A, 7.375%, 7/15/2021	EUR	5,000,000	6,521,119
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	513,190	379
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		185,000	189,163
8.875%, 2/1/2018		4,475,000	4,530,937
International Lease Finance Corp.:
5.75%, 5/15/2016		195,000	203,090
6.25%, 5/15/2019		485,000	509,856
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (b)		1,165,000	1,160,573
Level 3 Financing, Inc.:
8.125%, 7/1/2019		1,225,000	1,289,312
8.625%, 7/15/2020 (b)		610,000	654,225
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		525,000	557,813
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,471,800
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	314,250
144A, 5.875%, 3/15/2022		510,000	539,325
NII Capital Corp., 7.625%, 4/1/2021		3,730,000	2,853,450
Nuveen Investments, Inc., 10.5%, 11/15/2015		1,875,000	1,903,125
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		90,000	99,000
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		760,000	812,250
Reynolds Group Issuer, Inc.:
6.875%, 2/15/2021		1,000,000	1,065,000
7.125%, 4/15/2019		885,000	940,312
8.25%, 2/15/2021		410,000	402,825
8.5%, 5/15/2018 (b)		800,000	806,000
9.0%, 4/15/2019		500,000	508,750
144A, 9.875%, 8/15/2019		240,000	254,400
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020 (b)		1,995,000	2,189,512
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		775,000	820,531
144A, 7.75%, 2/15/2017	EUR	2,355,000	3,042,471
144A, 8.5%, 2/15/2019		330,000	355,575
144A, 8.75%, 2/15/2019	EUR	205,000	269,888
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,276,540
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,271,248
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	707,200
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,251,932
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	347,563
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	431,325
UR Merger Sub Corp.:
144A, 7.375%, 5/15/2020		695,000	734,962
144A, 7.625%, 4/15/2022		695,000	739,306
Virgin Media Finance PLC, 5.25%, 2/15/2022 (b)		850,000	879,750
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		1,020,000	906,550
144A, 11.75%, 7/15/2017	EUR	690,000	706,772

			69,091,353
Health Care 3.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		940,000	971,725
CHS/Community Health Systems, Inc., 7.125%, 7/15/2020		745,000	780,388
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		1,100,000	1,197,625
HCA, Inc.:
5.875%, 3/15/2022		515,000	554,269
6.5%, 2/15/2020		2,135,000	2,385,862
7.5%, 2/15/2022		1,600,000	1,796,000
Hologic, Inc., 144A, 6.25%, 8/1/2020 (c)		370,000	391,275
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		595,000	641,113
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	662,500
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,215,000	1,310,681
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		765,000	827,156

			11,518,594
Industrials 8.4%
Accuride Corp., 9.5%, 8/1/2018 (b)		730,000	736,387
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,584,700
Air Lease Corp., 144A, 5.625%, 4/1/2017		430,000	428,388
Armored Autogroup, Inc., 144A, 9.5%, 11/1/2018		1,110,000	989,287
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		605,000	605,000
Belden, Inc.:
7.0%, 3/15/2017		585,000	606,206
9.25%, 6/15/2019		545,000	599,500
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		3,700,000	3,718,500
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	395,900
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		1,115,000	1,106,637
Cenveo Corp., 8.875%, 2/1/2018		955,000	830,850
CHC Helicopter SA, 9.25%, 10/15/2020		935,000	953,700
Clean Harbors, Inc., 144A, 5.25%, 8/1/2020		465,000	479,531
Ducommun, Inc., 9.75%, 7/15/2018		615,000	636,525
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	743,400
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	431,525
FTI Consulting, Inc., 6.75%, 10/1/2020		10,000	10,500
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	706,013
H&E Equipment Services, Inc., 8.375%, 7/15/2016		1,120,000	1,155,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		525,000	559,125
7.125%, 3/15/2021		105,000	112,744
Interline Brands, Inc., 7.0%, 11/15/2018		535,000	568,438
Meritor, Inc.:
8.125%, 9/15/2015 (b)		560,000	574,700
10.625%, 3/15/2018 (b)		630,000	655,988
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		1,395,000	1,206,675
8.875%, 11/1/2017		350,000	353,500
144A, 8.875%, 11/1/2017		435,000	435,000
Navios South American Logistics, Inc., 9.25%, 4/15/2019		540,000	494,100
Nortek, Inc., 8.5%, 4/15/2021 (b)		1,305,000	1,344,150
Ply Gem Industries, Inc., 13.125%, 7/15/2014		295,000	303,850
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		885,000	975,712
Sitel LLC, 11.5%, 4/1/2018 (b)		995,000	736,300
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	436,000
Titan International, Inc., 7.875%, 10/1/2017		1,720,000	1,780,200
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	965,000

			28,219,031
Information Technology 2.7%
Aspect Software, Inc., 10.625%, 5/15/2017		630,000	670,950
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,365,394
CDW LLC, 8.5%, 4/1/2019		1,635,000	1,733,100
CommScope, Inc., 144A, 8.25%, 1/15/2019		875,000	915,469
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	561,200
Equinix, Inc., 7.0%, 7/15/2021		420,000	467,250
First Data Corp.:
144A, 7.375%, 6/15/2019		470,000	490,562
144A, 8.875%, 8/15/2020		885,000	969,075
Hughes Satellite Systems Corp., 7.625%, 6/15/2021 (b)		415,000	458,575
MasTec, Inc., 7.625%, 2/1/2017		805,000	836,194
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019 (b)		440,000	437,800
Seagate HDD Cayman, 7.0%, 11/1/2021		130,000	141,212
ViaSat, Inc., 144A, 6.875%, 6/15/2020		100,000	103,250

			9,150,031
Materials 14.5%
Aleris International, Inc., 7.625%, 2/15/2018		410,000	426,400
APERAM:
144A, 7.375%, 4/1/2016		400,000	350,000
144A, 7.75%, 4/1/2018		475,000	391,875
Appleton Papers, Inc., 11.25%, 12/15/2015		328,000	327,180
Berry Plastics Corp.:
9.5%, 5/15/2018		670,000	731,975
9.75%, 1/15/2021 (b)		835,000	935,200
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,175,000	1,402,348
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		487,140	498,101
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,715,000	1,543,500
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	768,625
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	2,000,000	2,688,669
CSN Resources SA, 144A, 6.5%, 7/21/2020		4,450,000	4,817,125
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		2,535,000	2,458,950
144A, 9.875%, 6/15/2015		865,000	709,300
Exopack Holding Corp., 10.0%, 6/1/2018		415,000	406,700
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,231,913
144A, 6.875%, 4/1/2022 (b)		880,000	877,800
144A, 7.0%, 11/1/2015 (b)		750,000	768,750
144A, 8.25%, 11/1/2019		520,000	547,300
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,194,485
10.0%, 3/31/2015		1,260,800	1,247,436
Greif, Inc., 7.75%, 8/1/2019		190,000	216,600
Huntsman International LLC:
8.625%, 3/15/2020		630,000	718,200
8.625%, 3/15/2021 (b)		255,000	293,250
Ineos Finance PLC:
144A, 7.5%, 5/1/2020		325,000	329,875
144A, 9.0%, 5/15/2015		190,000	200,450
JMC Steel Group, 144A, 8.25%, 3/15/2018		620,000	621,550
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		500,000	520,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,164,375
Koppers, Inc., 7.875%, 12/1/2019		725,000	790,250
Kraton Polymers LLC, 6.75%, 3/1/2019		410,000	427,425
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		610,000	629,825
Molycorp, Inc., 144A, 10.0%, 6/1/2020		785,000	737,900
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	705,000	626,719
Novelis, Inc.:
8.375%, 12/15/2017 (b)		1,585,000	1,735,575
8.75%, 12/15/2020		855,000	949,050
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	5,235,000	6,956,434
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		960,000	1,015,200
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	585,875
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		510,000	521,475
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		290,000	325,525
144A, 8.375%, 9/15/2021		290,000	330,600
United States Steel Corp., 7.375%, 4/1/2020 (b)		850,000	837,250
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,661,625
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,595,000	1,718,612
Wolverine Tube, Inc., 12.0%, 6/28/2014		202,288	198,040

			48,435,312
Telecommunication Services 11.2%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,924,650
8.375%, 10/15/2020		1,875,000	1,954,687
8.75%, 3/15/2018 (b)		695,000	679,363
CPI International, Inc., 8.0%, 2/15/2018		475,000	446,500
Cricket Communications, Inc.:
7.75%, 10/15/2020		3,270,000	3,122,850
10.0%, 7/15/2015		465,000	485,925
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015		1,500,000	1,526,250
144A, 10.5%, 4/15/2018		890,000	950,075
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,546,150
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	907,381	335
Frontier Communications Corp.:
8.25%, 4/15/2017 (b)		705,000	771,975
8.5%, 4/15/2020 (b)		940,000	1,017,550
8.75%, 4/15/2022		300,000	321,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020 (b)		1,275,000	1,361,062
7.5%, 4/1/2021		1,590,000	1,701,300
8.5%, 11/1/2019		1,045,000	1,162,562
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,205,000	1,253,200
11.5%, 2/4/2017 (PIK)		3,955,000	4,113,200
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (c)		105,000	106,838
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,105,000	1,116,050
7.875%, 9/1/2018 (b)		760,000	805,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		1,035,000	1,042,762
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	398,725
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,835,000	2,870,437
8.375%, 8/15/2017 (b)		620,000	677,350
144A, 9.125%, 3/1/2017		595,000	661,938
Syniverse Holdings, Inc., 9.125%, 1/15/2019		245,000	267,663
Telesat Canada, 144A, 6.0%, 5/15/2017		510,000	527,850
Windstream Corp.:
7.5%, 4/1/2023		605,000	629,200
7.75%, 10/15/2020		325,000	346,125
8.125%, 9/1/2018		605,000	645,838
Zayo Group LLC, 144A, 8.125%, 1/1/2020		195,000	206,213

			37,641,223
Utilities 2.0%
AES Corp.:
8.0%, 10/15/2017		595,000	691,688
8.0%, 6/1/2020		855,000	1,004,625
Calpine Corp., 144A, 7.5%, 2/15/2021		885,000	984,562
Edison Mission Energy, 7.0%, 5/15/2017		2,975,000	1,621,375
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 (b)		2,025,000	1,007,437
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		245,000	269,806
NRG Energy, Inc.:
7.625%, 1/15/2018		360,000	383,400
8.25%, 9/1/2020		130,000	140,075
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		505,000	157,813
144A, 11.5%, 10/1/2020		645,000	477,300

			6,738,081

Total Corporate Bonds (Cost $311,972,432)			314,698,066
Government & Agency Obligation 0.3%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017 (Cost $1,054,403)		1,060,000	1,095,828
Loan Participations and Assignments 1.9%
Senior Loans ** 1.3%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, Zero Coupon, 4/22/2015		135,535	63,024
Chesapeake Energy Corp., Term Loan, 8.5%, 12/1/2017		800,000	799,148
Clear Channel Communication, Inc., Term Loan B, 3.896%, 1/28/2016		477,436	363,549
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		2,000,000	2,001,110
Tribune Co., Term Loan B, Zero Coupon, 6/4/2014 *		1,665,875	1,214,006

			4,440,837
Sovereign Loans 0.6%
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,000,000	1,087,000
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	890,662

			1,977,662

Total Loan Participations and Assignments (Cost $7,359,148)			6,418,499
Convertible Bonds 0.5%
Consumer Discretionary
Group 1 Automotive, Inc., 3.0%, 3/15/2020		665,000	1,045,713
Sonic Automotive, Inc., 5.0%, 10/1/2029		280,000	426,300

Total Convertible Bonds (Cost $945,387)			1,472,013
Preferred Securities 0.6%
Financials 0.3%
Ally Financial, Inc., 144A, 7.0%, 9/13/2012 (d)		960	862,680
Materials 0.3%
Hercules, Inc., 6.5%, 6/30/2029		1,279,000	1,048,780

Total Preferred Securities (Cost $1,619,380)			1,911,460

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (e) (Cost $43,000)	43	41,606

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	24,283	0
Postmedia Network Canada Corp.*	14,367	12,679
Trump Entertainment Resorts, Inc.*	72	0
Vertis Holdings, Inc.*	839	8

		12,687
Energy 0.1%
Navios Maritime Acquisition Corp.	80,497	208,487
Industrials 0.0%
Congoleum Corp.*	23,760	0
Quad Graphics, Inc.	76	1,170

		1,170
Materials 0.0%
GEO Specialty Chemicals, Inc.*	18,710	0
GEO Specialty Chemicals, Inc. 144A*	1,703	0
Wolverine Tube, Inc.*	8,966	177,617

		177,617

Total Common Stocks (Cost $930,296)		399,961
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	271
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,219	12,472

Total Warrants (Cost $239,283)		12,743
Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $38,243,730)	38,243,730	38,243,730
Cash Equivalents 0.5%
Central Cash Management Fund, 0.14% (f) (Cost $1,789,375)	1,789,375	1,789,375

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $364,196,434) †	109.1	366,083,281
Other Assets and Liabilities, Net	(9.1)	(30,574,365)

Net Assets	100.0	335,508,916

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	704,868	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	907,381	EUR	1,235,301	335
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	735,471	459
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	513,190	EUR	146,073	379
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	1,665,875	USD	1,478,908	1,214,006
					4,300,621	1,215,179

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

†
The cost for federal income tax purposes was $367,923,993.  At July 31, 2012, net unrealized depreciation for all securities based on tax cost was $1,840,712.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,990,467 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,831,179.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $36,732,409, which is 11.0% of net assets.
(c)	When-issued security.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC	June 2010	43,000	41,606	0.01

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At July 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	720,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	34,653	(25,200)	59,853
6/21/2010 9/20/2013	1,320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	63,531	(37,950)	101,481
6/21/2010 9/20/2013	280,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	13,476	(8,050)	21,526
6/21/2010 9/20/2013	720,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	34,653	8,825	25,828
6/21/2010 9/20/2015	325,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	26,886	(30,875)	57,761
6/21/2010 9/20/2015	385,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	31,850	(34,650)	66,500
6/21/2010 9/20/2015	215,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	17,786	(17,200)	34,986
6/21/2010 9/20/2015	200,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	16,545	(13,791)	30,336
6/21/2010 9/20/2015	1,020,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	84,381	(18,183)	102,564
6/20/2011 9/20/2016	890,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	(45,975)	27,449	(73,424)
9/20/2011 12/20/2016	1,500,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	137,520	58,998	78,522
9/20/2011 12/20/2016	450,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	(27,169)	(7,710)	(19,459)
9/20/2011 12/20/2016	300,0001	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	(18,113)	(5,140)	(12,973)
12/20/2011 3/20/2017	720,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	61,860	28,137	33,723
Total net unrealized appreciation					507,224

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC
As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	32,640,300	USD	41,144,970	8/2/2012	983,375	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	2,302,000	USD	2,821,888	8/2/2012	(10,562)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$312,058,105	$2,639,961	$314,698,066
Government & Agency Obligation	—	1,095,828	—	1,095,828
Loan Participations and Assignments	—	6,418,499	0	6,418,499
Convertible Bonds	—	1,472,013	—	1,472,013
Preferred Securities	—	1,911,460	—	1,911,460
Other Investments	—	—	41,606	41,606
Common Stocks(j)	222,336	—	177,625	399,961
Warrants(j)	—	—	12,743	12,743
Short-Term Investments(j)	40,033,105	—	—	40,033,105
Derivatives(k)	—	1,596,455	—	1,596,455
Total	$40,255,441	$324,552,360	$2,871,935	$367,679,736
Liabilities
Derivatives(k)	$—	$(116,418)	$—	$(116,418)
Total	$—	$(116,418)	$—	$(116,418)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$507,224	$—
Foreign Exchange Contracts	$—	$972,813

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012